UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIBC Global Asset Management Inc.
Address: 1000 de la Gauchetiere Street West
         Suite 3200
         Montreal, Quebec  H3B 4W5

13F File Number:  28-03663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guy Desrochers
Title:     First Vice President, Global Equities
Phone:     (514) 875-7045

Signature, Place, and Date of Signing:

     /s/ Guy Desrochers     Montreal, Quebec     February 26, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $8,599 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107      420    79943 SH       SOLE                    78146        0     1797
ANGLO AMERN PLC                ADR NEW          03485P201      579    34580 SH       SOLE                    34580        0        0
CF INDS HLDGS INC              COM              125269100      702     7671 SH       SOLE                     7671        0        0
JAGUAR MNG INC                 COM              47009M103      262    46883 SH       SOLE                    46883        0        0
MAG SILVER CORP                COM              55903Q104     1029   179940 SH       SOLE                   179940        0        0
MOLSON COORS BREWING CO        CL B             60871R209      686    14668 SH       SOLE                    14309        0      359
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109      662    32605 SH       SOLE                    32605        0        0
TRAVELERS COMPANIES INC        COM              89417E109     4259    94221 SH       SOLE                    92622        0     1599